Operating leases (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current portion of operating lease obligations	$ 502,674	$ 0
Non-current portion of operating lease obligations	1,859,286	0
Total operating lease obligations	$ 2,361,960	$ 0